AUCTUS CONVERTIBLE DEBT (Details Narrative) - USD ($)			1 Months Ended										3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 03, 2020	Feb. 12, 2016	Jun. 22, 2022	May 27, 2020	May 22, 2020	Mar. 31, 2020	Jan. 16, 2020	Dec. 17, 2019	Jun. 22, 2018	May 17, 2018	May 17, 2017	May 28, 2016	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2022	Jan. 22, 2020	May 19, 2017	Dec. 07, 2016
Warrants price description														warrants that are priced between $0.15 and $0.20, and for the value of $1,950,000, which includes the value of the warrant and $350,000 in early prepayment penalty, agreed to exchange it for 3,900,000 common shares, warrants to purchase 3,900,000 common shares at $0.50 per share and warrants to purchase 3,900,000 common shares at $0.65 per share (the “Exchange”). Auctus agreed the equity instruments will be issued and exchanged in the fourth quarter of 2022 (see Note 12, “Subsequent Events”). As a result of the Exchange Agreement, Auctus forgave a default penalty of $225,444
Description of variable conversion prices								The variable conversion price was 95% multiplied by the market price (the market price means the average of the five lowest trading prices during the period beginning on the issue date and ending on the maturity date), minus $0.04 per share, provided however that in no event could the variable conversion price be less than $0.15. If an event of default under this note occurred and/or the note was not extinguished in its entirety prior to December 17, 2020, the $0.15 price floor no longer applied.
Interest payable													$ 182,000	$ 182,000		$ 261,000	$ 1,517,000
Debt issuance costs														0	$ 86,000	86,000	0
Outstanding principal balance																46,000	24,000
Convertible notes													579,000	579,000		736,000	0
Strike price																			$ 0.25
Exercise Price of Warrants							$ 0.04
Fair value adjustment of warrants			$ 70,000
Proceeds recevied													1,796,000	$ 1,796,000
Derivative liabilities																(32,000)	(2,228,000)
Auctus Fund, LLC [Member]
Debt amount																		$ 1,228,183
Prepayment penalty																		350,000
Premiums																		281,256
Interest payable																		91,555
Debt owed																		710,911
Repayment debt																		$ 221,467
Debt description														Auctus pursuant to the terms of the Exchange Agreement (the “Repayment”), of which $161,184 was applied to principal and penalties and $60,283 was applied to interest payable. Following the Exchange and Repayment, the Company will make payments to Auctus in four installments, over an 18-month period. The first installment of $125,000 was paid on September 8, 2022, of which $101,116 was applied to outstanding principal and $23,884 was applied to interest payable. The transaction was accounted for in accordance with ASC 470-60, Troubled Debt Restructurings (“TDR”) by Debtors. As a result of the Exchange Agreement, the Company recorded a gain on extinguishment of debt of $186,527 during the three months ended September 30, 2022
Total balance debt													$ 579,000	$ 579,000		161,000
Warrants													8,775,000	8,775,000
Total Convertible note issued								$ 2,400,000
Troubled Debt Restructuring [Member]
Convertible notes																700,000
Derivative liabilities																84,000
Prepayment penalty								$ 350,000								350,000
Convertible debt restructured																$ 1,709,414
Senior Secured Promissory Note
Original issue discount		$ 287,500
Debt issuance costs		121,000,000
Interest accrued																	1,233,637
Issuance of debt		1,437,500										$ 87,500
Proceeds from debt		$ 1,029,000										$ 1,525,000
Outstanding principal balance																					$ 1,837,500
Warrants Recieve		2,246
Convertible debt																	1,709,414
GPB
Exercise Price of Warrants																$ 0.20
Series F-2 Preferred Stock issued upon conversion of debt																2,236
GPB | Senior Secured Promissory Note
Issuance of debt		$ 312,500
Exchange agreement description							we exchanged $3,360,811 of debt outstanding for the following: (1) cash payments of $1,500,000, (2) 7,185,000 warrants to purchase common stock, previously outstanding, would be exchanged for new warrants to purchase common stock shares at a strike price of $0.20 and (3) a certain amount of preferred stock shares for the remaining balance outstanding upon the final exchange date. During 2021, we made the final payments totaling $800,000 out of the total $1,500,000 and issued 2,236 shares of Series F-2 preferred stock in accordance with the terms of the agreement
GHS [Member]
Original issue discount									$ 6,000	$ 750										$ 6,000
Convertible promissory note									60,000	9,250						$ 50,000				$ 60,000
Debt issuance costs									$ 2,000	1,000
Proceeds from debt										$ 7,500
Conversion rate									70.00%	70.00%	60.00%
Bearing interest rate									20.00%	20.00%										20.00%
Interesr rate									10.00%	8.00%	8.00%
Percent of outstanding principal balance									150.00%	150.00%										150.00%
Interestr rate decrease								60.00%	60.00%
Net proceeds									$ 68,000		$ 66,000
GHS [Member] | June 22, 2018 [Member]
Original issue discount																2,000
Convertible promissory note																68,000
GHS [Member] | May 19 2017 [Member]
Interest payable																	17,816
Convertible notes																	63,520
Default penatly																	37,926
GHS [Member] | May 17 2018 [Member]
Interest payable																	5,006
Convertible notes																	14,187
Default penatly																	4,937
GHS [Member] | June 22 2018 [Member]
Interest payable																	39,644
Convertible notes																	103,285
Default penatly																	35,285
Auctus March 31 2020 Note [Member]
Convertible notes																161,000	113,000
Auctus Member
Interest payable																36,428	$ 10,260
Convertible promissory note								$ 2,400,000
Conversion rate						55.00%		95.00%
Bearing interest rate								24.00%
Lowest trading price								$ 0.04
Conversion price								$ 0.15
Convertible notes					$ 328,422
Default penatly					160,000											48,434
Monthly penalty payment					$ 20,000
Restricted common stock					500,000
Warrant to purchase common stock					700,000
Strike price					$ 0.15
Last tranche of covertiable note								$ 1,300,000
Issuance and sale of securities	$ 100,000					$ 112,750
Interesr rate						12.00%
Common stock warrant issued																	250,000
Warrant term																	5 years
Exercise Price of Warrants																	$ 0.16
Percent of common stock outstanding						4.99%
Unamortized debt issuance costs																0	$ 5,100
Auctus Member | Note 2
Convertible notes					$ 89,250
Auctus Member | Note 3
Convertible notes					65,000
Auctus Member | Note 1
Convertible notes					150,000
Auctus Member | May 22, 2020 [Member]
Fair value of common stock					250,000
Fair Value of warrant to purchase common stock					$ 196,818
Eastmated fair value					$ 0.281
Outstanding balance of exchanged loans					$ 40,000
Auctus Tranche 1 [Member]
Interest payable																0	73,889
Convertible promissory note								700,000								350,000	489,231
Debt issuance costs								$ 65,000
Convertible notes																0	700,000
Warrant to purchase common stock								7,500,000
Interesr rate								10.00%
Unamortized debt issuance costs																0	31,146
Maturity date								Dec. 17, 2021
Warrant exercise price								$ 0.20
Fair value of warrant								$ 745,972
Amount allocated to the warrant liability								635,000
Fair value adjustment of warrants								(110,972)
Proceeds recevied								635,000
Proceeds recevied after administrative and legal expenses								570,000
Partial payment of covertiable debt								89,250
Prepayment penlity								$ 350,000
Unamortized debt issuance costs on warrant																0	179,623
AuctusTranche 2 [Member]
Interest payable																64,778	24,222
Convertible promissory note																451,192	377,136
Conversion price								$ 0.15
Convertible notes				$ 400,000												400,000	400,000
Interesr rate				10.00%
Unamortized debt issuance costs																13,586	$ 47,086
Maturity date				May 27, 2022
Amount paid to company				$ 313,000
Variable conversion price				75.00%
Public market price				$ 0.50
Replaced variable conversion price				80.00%
Broker fees				2.00%
Derivative liabilities																$ 31,889